INCOME TAXES - Operating loss carry forwards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating loss carryforwards
Operating Loss Carryforwards	$ 54,120
Expire in 2021
Operating loss carryforwards
Operating Loss Carryforwards	986
Expire in 2022
Operating loss carryforwards
Operating Loss Carryforwards	25,093
Expire in 2023
Operating loss carryforwards
Operating Loss Carryforwards	10,078
Expire in 2024
Operating loss carryforwards
Operating Loss Carryforwards	12,660
Expire in 2025
Operating loss carryforwards
Operating Loss Carryforwards	$ 5,303